Investment in Interest-Earning Time Deposits	12 Months Ended
Dec. 31, 2013
Investment in Interest-Earning Time Deposits [Abstract]
Investment in Interest-Earning Time Deposits
Note 5 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2013 and 2012, by contractual maturity, are shown below:

	2013	2012
	(In Thousands)
Due in one year or less	$3,042	$3,325
Due after one year through five years	4,591	4,807
	$7,633	$8,132